Investment Strategy	Aug. 31, 2025
(Eaton Vance All Asset Strategy Fund and Eaton Vance Equity Strategy Fund - Classes A, C and I) | Eaton Vance All Asset Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
In seeking its investment objective, the Fund has the flexibility to allocate its assets in markets around the world and among various asset classes, including equity, fixed-income, commodity, currency and cash investments.
The Fund seeks to achieve diversified, superior risk adjusted returns by dynamically allocating to multiple strategies, regions, sectors and factors in a changing and diverse growth cycle. Value is added through combining efficient market exposure with active management alpha through tactical opportunities in navigating markets and efficient implementation. The adviser’s asset allocation methodology is differentiated using a top-down approach to find value and drive alpha. The adviser seeks to increase upside vs. downside capture throughout economic cycles to produce stable returns that compound. The adviser believes markets move with economic tides, at the heart of which is global gross domestic product growth and that growth is unevenly distributed across asset classes, sectors, sub-sectors and regions, creating investment opportunities. In selecting securities and other instruments, the portfolio managers employ quantitative screening and optimization tools to achieve desired market exposures while seeking to manage security-specific and other observable market risks. The portfolio is monitored on an ongoing basis and rebalanced as necessary to seek to ensure that desired market exposures and risk parameters are maintained. Securities may be sold if they exhibit performance that might counteract the desired exposures or to implement a revised allocation. A security may also be sold if the adviser believes it exhibits unusual volatility or price movement.
The Fund currently expects to invest, under normal circumstances, 0-80% of its net assets in equity securities, 20-90% in fixed-income securities and other fixed and floating-rate income instruments, 0-25% in commodities and/or currencies, and 0-25% in cash and cash equivalents. The Fund may primarily utilize pooled investment vehicles including exchange traded funds (“ETFs”) and open-ended registered investment companies to gain exposure to certain asset classes or segments of asset classes, including fixed income, commodities, and certain equity sectors. The Fund may also invest in derivatives (as described below) to obtain such exposures. To the extent the Fund holds cash as collateral for derivatives, or enters into forward foreign currency exchange contracts to hedge current portfolio holdings, the ranges described above may be exceeded. The expected long-term (over a true secular cycle of at least 10 years) target allocation of the Fund is 40% in fixed-income securities and 60% in equity securities. There is no requirement to manage the Fund within this target allocation. The Fund’s actual asset allocation may be materially different depending on market conditions, and the Fund’s asset allocation over shorter or longer market cycles may differ materially from the target.
The Fund may invest without limit in both developed and emerging markets, including frontier markets. Such investments may include securities denominated in foreign currencies and securities trading in the form of depositary receipts, including American Depositary Receipts (“ADRs”), which are either sponsored or unsponsored, and Global Depositary Receipts. The Fund may invest in fixed-income securities of any credit quality including securities rated below investment grade and comparable unrated securities (“junk”), and expects to invest principally in fixed-income securities that are issued by corporations, issued or guaranteed by the U.S. government or its agencies or instrumentalities, obligations of other sovereign nations, municipal obligations, mortgage-backed and asset-backed securities, inflation-linked debt securities or zero coupon bonds. The Fund may also invest in senior loans and variable rate obligations. The Fund may invest in stocks of companies of any capitalization, publicly traded real estate investment trusts (“REITs”) and exchange-traded notes (“ETNs”). The Fund may invest in ETFs and open-ended registered investment companies, in order to manage cash positions or seek exposure to certain markets or market sectors. Investment in cash or cash equivalents may include U.S. and foreign bank certificates of deposit, fixed time deposits, repurchase agreements, bankers’ acceptances and other short-term instruments with a remaining maturity of 397 days or less.

Strategy Portfolio Concentration [Text]	The Fund currently expects to invest, under normal circumstances, 0-80% of its net assets in equity securities, 20-90% in fixed-income securities and other fixed and floating-rate income instruments, 0-25% in commodities and/or currencies, and 0-25% in cash and cash equivalents. The Fund may primarily utilize pooled investment vehicles including exchange traded funds (“ETFs”) and open-ended registered investment companies to gain exposure to certain asset classes or segments of asset classes, including fixed income, commodities, and certain equity sectors. The Fund may also invest in derivatives (as described below) to obtain such exposures. To the extent the Fund holds cash as collateral for derivatives, or enters into forward foreign currency exchange contracts to hedge current portfolio holdings, the ranges described above may be exceeded. The expected long-term (over a true secular cycle of at least 10 years) target allocation of the Fund is 40% in fixed-income securities and 60% in equity securities. There is no requirement to manage the Fund within this target allocation. The Fund’s actual asset allocation may be materially different depending on market conditions, and the Fund’s asset allocation over shorter or longer market cycles may differ materially from the target.
(Eaton Vance All Asset Strategy Fund and Eaton Vance Equity Strategy Fund - Classes A, C and I) | Eaton Vance Equity Strategy Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and derivative instruments that provide exposure to equity securities (the “80% Policy”). The Fund may invest up to 20% of its net assets in fixed-income securities, including securities rated below investment grade and comparable unrated securities (“junk”); other fixed and floating-rate income instruments; and/or in currencies. The Fund may invest an unlimited amount of its assets in foreign securities issued by companies domiciled in developed or emerging market countries including frontier markets. Such investments may include securities denominated in foreign currencies and securities trading in the form of depositary receipts, including American Depositary Receipts (“ADRs”), which are either sponsored or unsponsored, and Global Depositary Receipts. The Fund may invest in stocks of companies of any capitalization, publicly traded real estate investment trusts (“REITs”) and exchange-traded notes (“ETNs”). The Fund may primarily utilize pooled investment vehicles including exchange-traded funds (“ETFs”) and open-ended registered investment companies in order to manage cash positions or seek exposure to certain markets or market sectors.
The Fund may engage in derivative transactions to seek return, to seek to hedge against fluctuations in securities prices, interest rates or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. The Fund expects to use derivatives principally when seeking to gain exposure to equity securities using futures contracts on securities indices and/or when seeking to gain or reduce exposure to certain currencies by buying or selling forward foreign currency exchange contracts. However, the Fund may also purchase or sell forwards or other types of futures contracts; options on futures contracts; exchange-traded and over-the-counter options; equity collars; equity-linked securities; equity swap agreements and other derivatives as described in the prospectus. The Fund may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated) and forward commitments. Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes. The Fund may also lend its securities.
The Fund seeks to achieve diversified, superior risk adjusted returns by dynamically allocating to multiple strategies, regions, sectors and factors in a changing and diverse growth cycle. Value is added through combining efficient market exposure with active management alpha through tactical opportunities in navigating markets and efficient implementation. The adviser’s asset allocation methodology is differentiated using a top-down approach to find value and drive alpha. The adviser seeks to increase upside vs. downside capture throughout economic cycles to produce stable returns that compound. The adviser believes markets move with economic tides, at the heart of which is global gross domestic product  growth and that growth is unevenly distributed across asset classes, sectors, sub-sectors and regions, creating investment opportunities In selecting securities and other instruments, the portfolio managers employ quantitative screening and optimization tools to achieve desired market exposures while seeking to manage stock-specific and other observable market risks. The portfolio is monitored on an ongoing basis and  rebalanced as necessary to seek to ensure that desired market exposures and risk parameters are maintained. Stocks may be sold if they exhibit performance that might counteract the desired exposures or to implement a revised allocation. A security may also be sold if the adviser believes it exhibits unusual volatility or price movement.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and derivative instruments that provide exposure to equity securities (the “80% Policy”). The Fund may invest up to 20% of its net assets in fixed-income securities, including securities rated below investment grade and comparable unrated securities (“junk”); other fixed and floating-rate income instruments; and/or in currencies. The Fund may invest an unlimited amount of its assets in foreign securities issued by companies domiciled in developed or emerging market countries including frontier markets. Such investments may include securities denominated in foreign currencies and securities trading in the form of depositary receipts, including American Depositary Receipts (“ADRs”), which are either sponsored or unsponsored, and Global Depositary Receipts. The Fund may invest in stocks of companies of any capitalization, publicly traded real estate investment trusts (“REITs”) and exchange-traded notes (“ETNs”). The Fund may primarily utilize pooled investment vehicles including exchange-traded funds (“ETFs”) and open-ended registered investment companies in order to manage cash positions or seek exposure to certain markets or market sectors.
Eaton Vance China Equity Fund - Classes A, C and I | Eaton Vance China Equity Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located in the China region (the “80% Policy”). Equity securities are a type of investment security that represent ownership in a company, and common stock is a type of equity security. The Fund invests primarily in common stocks of companies that, in the opinion of the investment sub-adviser, will benefit from the economic development and growth of the People’s Republic of China. The China region includes Hong Kong and China, and may include securities trading in the form of depositary receipts. A company will be considered to be located in the China region if it is domiciled in the China region or has at least 50% of its assets in, or derives 50% or more of its revenues or profits from, the China region. The Fund may invest 25% or more of its total assets in securities in any one country in the China region. The Fund may invest up to 20% of its net assets outside the China region. The Fund invests in companies with a broad range of market capitalizations, including smaller, less seasoned companies. More than 25% of the Fund’s total assets may be denominated in a single currency. The Fund may invest in private placements. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund.
The Fund may engage in derivative transactions such as forward foreign currency exchange contracts to attempt to mitigate the adverse effects of foreign currency fluctuations during the period between the purchase of a security and its settlement. The Fund may also seek to gain exposure to common stocks through the use of equity-linked securities (such as participation notes (“P-Notes”)). The Fund expects to use P-Notes to invest indirectly in certain stocks that trade in a market that restricts foreign investors, such as the Fund, from investing directly in the market. The Fund’s investments in equity-linked securities will not exceed 10% of the Fund’s net assets.
The investment sub-adviser invests primarily in common stocks of China region companies expected to grow in value over time, regardless of short-term market fluctuations. In selecting securities for the Fund, the investment sub-adviser seeks to invest in quality companies benefiting from secular growth trends that it believes are undervalued. Quality is determined by analysis of a company’s financial statements and is measured by a company’s demonstrated ability to consistently compound free cash flow at a steady rate. Quality companies typically have sustainable business models, robust balance sheets and proven management teams who are aligned with majority shareholders, among other characteristics. Stocks generally will be sold when they have achieved their perceived long-term value or to pursue more attractive investment options. When deemed by the investment sub-adviser to be relevant to its evaluation of a company’s financial performance and when applicable information is available, the investment sub-adviser considers financially material environmental, social and/or governance issues (referred to as  ESG) which may impact the prospects of an issuer or long-term stock price performance of a company. When considered, one or more ESG issues are taken into account alongside other factors in the investment decision-making process and are not the sole determinant of whether an investment can be made or will remain in the Fund’s portfolio. In circumstances deemed appropriate by the investment sub-adviser, the investment sub-adviser engages with company management on environmental, social, and/or governance-related considerations that the investment sub-adviser believes to be material to the company to seek to gain insights into how the company addresses material ESG issues and how these may affect long-term financial performance.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies located in the China region (the “80% Policy”). Equity securities are a type of investment security that represent ownership in a company, and common stock is a type of equity security. The Fund invests primarily in common stocks of companies that, in the opinion of the investment sub-adviser, will benefit from the economic development and growth of the People’s Republic of China. The China region includes Hong Kong and China, and may include securities trading in the form of depositary receipts. A company will be considered to be located in the China region if it is domiciled in the China region or has at least 50% of its assets in, or derives 50% or more of its revenues or profits from, the China region. The Fund may invest 25% or more of its total assets in securities in any one country in the China region. The Fund may invest up to 20% of its net assets outside the China region. The Fund invests in companies with a broad range of market capitalizations, including smaller, less seasoned companies. More than 25% of the Fund’s total assets may be denominated in a single currency. The Fund may invest in private placements. The Fund is “non-diversified,” which means it may invest a greater percentage of its assets in the securities of a single issuer than a “diversified” fund.
Eaton Vance Worldwide Health Sciences Fund - Classes A, C, I and R | Eaton Vance Worldwide Health Sciences Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities (primarily common stocks) of companies principally engaged in the discovery, development, production or distribution of products (or services) related to scientific advances in health care, including biotechnology, pharmaceuticals, diagnostics, managed health care and medical equipment and supplies (“health sciences companies”) (the “80% Policy”). A company will be considered to be a health sciences company if, at the time of investment: (i) the company is classified as a member of the Global Industry Classification Standard (“GICS”) health care sector; (ii) the company is a component of the S&P 500 Health Care Index or the MSCI World Health Care Index; or (iii) 50% or more of the company’s sales, earnings or assets will arise from or will be dedicated to the application of scientific advances related to health care. The Fund invests in U.S. and foreign securities and will normally be invested in issuers located in and tied economically to at least three different countries. The Fund may invest in securities of both larger established and smaller emerging companies domiciled in developed or emerging markets, some of which may be denominated in foreign currencies or trade in the form of depositary receipts, such as American Depositary Receipts, which are either sponsored or unsponsored, and Global Depositary Receipts. The Fund has a policy of investing at least 25% of its assets in investments in the medical research and health care industry. Companies in the medical research and health care industry are categorized by GICS as pharmaceuticals, biotechnology, life sciences and health care equipment and services companies. The Fund may invest up to 5% of its total assets in royalty bonds, which are debt securities that are collateralized by royalties from pharmaceutical patents. The Fund may also invest in exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to manage cash positions or seek exposure to certain markets or market sectors and may lend its securities.
The Fund may engage in derivative transactions to seek return, to hedge against fluctuations in securities prices or currency exchange rates, or as a substitute for the purchase or sale of securities or currencies. The Fund expects to use derivatives primarily to seek to generate income by writing covered call options or put options. The Fund may also enter into a combination of option transactions on individual securities. In addition, the Fund may seek to hedge against fluctuations in currency exchange rates through the use of forward foreign currency exchange contracts. Permitted derivatives include: the purchase or sale of forward or futures contracts; options on futures contracts; exchange-traded and over-the-counter options; equity collars and equity swap agreements. The Fund may also engage in covered short sales (on individual securities held or on an index or basket of securities whose constituents are held in whole or in part or for which liquid assets have been segregated). Except as required by applicable regulation, there is no stated limit on the Fund’s use of derivatives for such purposes.
Investment decisions are made primarily on the basis of fundamental research. The portfolio managers seek to purchase stocks that are reasonably priced in relation to their fundamental value, and that they believe will grow in value over time regardless of short-term market fluctuations. In making investment decisions, the portfolio managers utilize the information provided by, and the expertise of, the investment adviser’s and sub-adviser’s research staff. In selecting stocks, the portfolio managers consider (among other factors) a company’s earnings or cash flow capabilities, dividend prospects, financial strength, growth potential, the strength of the company’s business franchises and management team, sustainability of a company’s competitiveness, estimates of the company’s net value, the potential to increase market share (for larger companies), and the potential of research and development projects (for smaller companies). The portfolio managers may consider selling a holding whenever there is a fundamental change to the investment thesis, the investment’s valuation target is reached, a security’s price falls below acquisition cost or to pursue more attractive investment opportunities. The portfolio managers seek to manage investment risk by maintaining issuer diversification among the Fund’s holdings, and by conducting an analysis of the risk and return characteristics of securities (as described above) in which the Fund invests.

Strategy Portfolio Concentration [Text]	The Fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities (primarily common stocks) of companies principally engaged in the discovery, development, production or distribution of products (or services) related to scientific advances in health care, including biotechnology, pharmaceuticals, diagnostics, managed health care and medical equipment and supplies (“health sciences companies”) (the “80% Policy”). A company will be considered to be a health sciences company if, at the time of investment: (i) the company is classified as a member of the Global Industry Classification Standard (“GICS”) health care sector; (ii) the company is a component of the S&P 500 Health Care Index or the MSCI World Health Care Index; or (iii) 50% or more of the company’s sales, earnings or assets will arise from or will be dedicated to the application of scientific advances related to health care. The Fund invests in U.S. and foreign securities and will normally be invested in issuers located in and tied economically to at least three different countries. The Fund may invest in securities of both larger established and smaller emerging companies domiciled in developed or emerging markets, some of which may be denominated in foreign currencies or trade in the form of depositary receipts, such as American Depositary Receipts, which are either sponsored or unsponsored, and Global Depositary Receipts. The Fund has a policy of investing at least 25% of its assets in investments in the medical research and health care industry. Companies in the medical research and health care industry are categorized by GICS as pharmaceuticals, biotechnology, life sciences and health care equipment and services companies. The Fund may invest up to 5% of its total assets in royalty bonds, which are debt securities that are collateralized by royalties from pharmaceutical patents. The Fund may also invest in exchange-traded funds (“ETFs”), a type of pooled investment vehicle, in order to manage cash positions or seek exposure to certain markets or market sectors and may lend its securities.